PART C

OTHER INFORMATION

Item 27. Exhibits
(a)Board of Director Resolutions - N/A
(b)     Custodian Agreements - N/A
(c)     Underwriting Contracts
(1) Underwriting Agreement(3)
(2) Broker Dealer Marketing and Servicing Agreement for Annuity Contracts(3)
(d)     Contracts
(1) Form of Contract(4)
(2) Form of Contract 2025(6)
(3) GLWB Rider(4)
(4) Contract Data Page(4)
(5) Buffer Segment Endorsement(4)
(6) Fixed Segment Endorsement(4)
(7) Floor Segment Endorsement(4)
(8) Peak Buffer Segment Endorsement(4)
(9) Waiver of Bond Adjustment Endorsement(4)
(10) Segment Lock-In Rider(4)
(11) Traditional IRA Endorsement(6)
(12) Roth IRA Endorsement(6)
(13) SIMPLE IRA Endorsement(6)
(e)     Applications
(1) Form of Application(4)
(f)     Insurance Company’s Certificate of Incorporation and By-laws
(1) Articles of Incorporation(2)
(2) Bylaws(2)
(g)     Reinsurance Contracts - N/A
(h)     Participation Agreements - N/A
(i)     Administrative Contracts - N/A
(j)     Other Material Contracts - N/A
(k)     Legal Opinion and Consent(5)
(l)     Other Opinions
(1) Consents of Ernst & Young LLP(1)
(m)     Omitted Financial Statements - N/A
(n)     Initial Capital Agreements - N/A
(o)     Form of Initial Summary Prospectus(7)

(p)     Powers of Attorney(6)
(q)     Letter Regarding Change in Certifying Accountant - N/A
(r)     Historical Current Limits on Index Gains(1)

(1) Filed herewith
(2) Incorporated herein by reference to Initial Filing of N-4 Registration Statement (File No. 333-275615) filed on November 17, 2023.
(3) Incorporated herein by reference to Pre-Effective Amendment #4 to S-1 Registration Statement (File No. 333-267959) filed on April 25, 2023.
(4) Incorporated herein by reference to Pre-Effective Amendment #1 to N-4 Registration Statement (File No. 333-275615) filed on May 6, 2024.
(5) Incorporated herein by reference to Initial Filing of S-1 Registration Statement (File No. 333-282080) filed on September 13, 2024.
(6) Incorporated herein by reference to Post-Effective Amendment #6 to the N-4 Registration Statement (File No. 333-282080) filed on April 30, 2025.
(7) Incorporated herein by reference to Post-Effective Amendment #7 to the N-4 Registration Statement (File No. 333-282080) filed on February 18, 2026.

Item 28. Directors and Officers of the Insurance Company

Principal Life Insurance Company is managed by a Board of Directors which is elected by its Contract owners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH 711 High Street Des Moines, IA 50392	Director Member, Finance and Human Resources Committees
MARY E. BEAMS 711 High Street Des Moines, IA 50392	Director Member, Audit and Finance Committees
JOCELYN CARTER-MILLER 711 High Street Des Moines, IA 50392	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
ROGER C. HOCHSCHILD 711 High Street Des Moines, IA 50392	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
SCOTT M. MILLS 711 High Street Des Moines, IA 50392	Director Member, Audit, Executive and Nominating and Governance Committees
H. ELIZABETH MITCHELL 711 High Street Des Moines, IA 50392	Director Member, Audit and Nominating and Governance Committees
CLAUDIO MURUZABAL 711 High Street Des Moines, IA 50392	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 711 High Street Des Moines, IA 50392	Director Chair, Audit Committee Member, Finance Committee
BLAIR C. PICKERELL 711 High Street Des Moines, IA 50392	Director Member, Finance and Human Resources Committees
CLARE S. RICHER 711 High Street Des Moines, IA 50392	Director Chair, Finance Committee Member, Human Resources and Executive Committees
ALFREDO RIVERA 711 High Street Des Moines, IA 5039210903	Director Member, Audit and Finance Committees
DEANNA D. STRABLE-SOETHOUT 711 High Street Des Moines, IA 50392	Director Chair of the Board, Executive Committee Principal Life: Chair, President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address	Positions and Offices
CHRISTOPHER AGBE DAVIES (1)	Vice President, Associate General Counsel, & Interim Corporate Secretary
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	President and Chief Executive Officer - Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	President, Asia Pacific & Middle East
LISA M. COULSON(1)	Senior Vice President and Chief Human Resources Officer
GEORGE DJURASOVIC (1)	Interim General Counsel
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President - Benefits and Protection
TERESA M. HASSARA(1)	Senior Vice President - WSRS
TIMOTHY A. HILL(1)	Senior Executive Managing Director - US & Europe Client Group, Principal Asset Management
KARA M. HOOGENSEN(1)	Senior Vice President, Benefits and Protection - Head of Workplace Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer & PGS
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Executive Vice President - Chief Risk Officer and General Account
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Executive Vice President and Chief Financial Officer
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President, Benefits and Protection - Head of Business Owner Segment
ELLEN W. SHUMWAY(1)	Senior Executive Managing Director - Global Head of Product & Marketing, Principal Asset Management
PABLO SPRENGER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1) 711 High Street
Des Moines, IA 50392

(2) Av Apoquindo 3600
Piso 10
Santiago, Chile

(3) 29/F, Sun Hung Kai Centre
30 Harbour Road
Hong Kong SAR China

Item 29. Persons Controlled by or Under Common Control with the Insurance Company

Principal Life Insurance Company is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that files consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Principal Life Insurance Company as of December 31, 2025 appears below:

Principal Life Insurance Company - Organizational Structure
(December 31, 2025)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	100
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	94.14
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
→ Principal Real Estate SAS	France	100

→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	74.64
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Principal Workplace Ventures, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Investor Management (DIFC) Limited	UAE	100

→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	100
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 30. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Principal Life Insurance Company's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Company. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)    Other Activity

Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account and Principal National Life Insurance Company Variable Life Separate Account, registered unit investment trusts. Principal Securities, Inc. also acts as principal underwriter for Principal Strategic Outcomes, an index-linked annuity contract, and Principal Strategic Income, an index-linked annuity contract, issued by Principal Life Insurance Company.

(b)    Management

(1) Name and Principal Business Address	(2) Positions and Offices with Principal Underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
Principal Financial Group(1)

Vivek Agrawal	Director
Principal Financial Group (1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Tom Drogan	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Head of Operations and Head of Supervision

Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Dawn Roberts	Chief Financial Officer
Principal Financial Group(1)

Nathan P. Schelhaas	Director
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

For the fiscal year ended December 31, 2025:
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$45,726,380	0	0	0

Item 31A. Information About Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

(a)As of December 31, 2025:

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Options	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Principal Strategic Income	5,657	$1,614,582,017.90	4,113	$1,072,076,180.45	$43,142,974.97	No*
* The Contract was initially registered as a combination registered index-linked and variable annuity. The sole variable option, which served as a contingent default option in the event that the first default option was not available for investment after maturity of a Segment Option, was removed from the Contract as of May 1, 2025. No investor assets were ever in the variable option.

(b)See Exhibit 27(r)

Item 32. Location of Accounts and Records

N/A

Item 33. Management Services

N/A

Item 34. Fee Representation and Undertakings

With regard to the offering of the Index-Linked Segment Options under this registration statement, Principal Life Insurance Company undertakes:

1. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

2. That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, Principal Life Insurance Company certifies that it means all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Des Moines, and State of Iowa, on the 20th day of May 2026.

PRINCIPAL LIFE INSURANCE COMPANY
(Registrant)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board Executive Committee Principal Life, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Director, Chair of the Board, Executive	May 26, 2026
D. D. Strable-Soethout	Committee Principal Life, President and Chief Executive Officer

/s/ Matthew D. Farney	Vice President and Controller	May 26, 2026
Matthew D. Farney	(Principal Accounting Officer)

/s/ J. M. Pitz	Executive Vice President and Chief Financial Officer	May 26, 2026
J. M. Pitz	(Principal Financial Officer)

/s/ J. S. Auerbach*	Director	May 26, 2026
J. S. Auerbach

/s/ M. E. Beams*	Director	May 26, 2026
M. E. Beams

/s/ J. Carter-Miller*	Director	May 26, 2026
J. Carter-Miller

/s/ R. C. Hochschild*	Director	May 26, 2026
R. C. Hochschild

/s/ S. M. Mills*	Director	May 26, 2026
S. M. Mills

/s/ H. E. Mitchell*	Director	May 26, 2026
H. E. Mitchell

/s/ C. Muruzabal*	Director	May 26, 2026
C. Muruzabal

/s/ D. C. Nordin*	Director	May 26, 2026

D. C. Nordin

/s/ B. C. Pickerell*	Director	May 26, 2026
B. C. Pickerell

/s/ C. S. Richer*	Director	May 26, 2026
C. S. Richer

/s/ A. Rivera*	Director	May 26, 2026
A. Rivera

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board, President and Chief Executive Officer
Attorney-in-fact pursuant to Powers of Attorney filed previously